Mineral Interests, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Mineral Interests, Property and Equipment [Abstract]
Schedule of Mineral Interests, Property and Equipment
($000s)	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets [1]	Total
Cost
As at January 1, 2024	756,806	198,066	175,490	3,218	1,133,580
Additions	45,784	80,145	-	836	126,765
Disposals [3]	-	-	-	(1,326)	(1,326)
Transfers	-	(232)	232	-	-
As at December 31, 2024	802,590	277,979	175,722	2,728	1,259,019
Additions	104,751	77,174	45	565	182,535
Reclassification to assets held for distribution	(83,389)	-	-	-	(83,389)
As at December 31, 2025	823,952	355,153	175,767	3,293	1,358,165
Accumulated Depreciation
As at January 1, 2024	-	-	3,587	1,529	5,116
Depreciation expense [2]	-	-	2,605	842	3,447
Disposals [3]	-	-	-	(968)	(968)
As at December 31, 2024	-	-	6,192	1,403	7,595
Depreciation expense [2]	-	-	2,475	423	2,898
As at December 31, 2025	-	-	8,667	1,826	10,493
Net Book Value
As at December 31, 2024	802,590	277,979	169,530	1,325	1,251,424
As at December 31, 2025	823,952	355,153	167,100	1,467	1,347,672

1.	Right-of-use assets consist of property and equipment related to assets leased and accounted for under IFRS 16
2.	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress
3.	Disposals relate to equipment lease cancellations at KSM

Schedule of Mineral Interests, Property and Equipment Additions by Project

Mineral interests, property and equipment additions by project are as follows.

	Balance at	Additions					Reclassification	Balance at
($000s)	January 1, 2025	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	to assets held for distribution	December 31, 2025
Additions
KSM	1,023,292	75,760	77,174	45	565	153,544	-	1,176,836
Courageous Lake	82,609	780	-	-	-	780	(83,389)	-
Iskut	81,140	19,861	-	-	-	19,861	.	101,001
Snowstorm	40,538	1,517	-	-	-	1,517	-	42,055
3 Aces	30,058	6,735	-	-	-	6,735	-	36,793
Grassy Mountain	771	98	-	-	.	98	-	869
Corporate	611	-	-	-	-	-	-	611
Total	1,259,019	104,751	77,174	45	565	182,535	(83,389)	1,358,165
	Balance at	Additions					Balance at
($000s)	January 1, 2024	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	December 31, 2024
Additions
KSM	928,412	15,225	80,145	-	836	96,206	1,024,618
Courageous Lake	81,519	1,090	-	-	-	1,090	82,609
Iskut	64,078	17,062	-	-	-	17,062	81,140
Snowstorm	39,459	1,079	-	-	-	1,079	40,538
3 Aces	18,730	11,328	-	-	-	11,328	30,058
Grassy Mountain	771	-	-	-	-	-	771
Corporate	611	-	-	-	-	-	611
	1,133,580	45,784	80,145	-	836	126,765	1,260,345
KSM transfers	-	-	(232)	232	-	-	-
KSM disposals	-	-	-	-	(1,326)	(1,326)	(1,326)
Total	1,133,580	45,784	79,913	232	(490)	125,439	1,259,019